Exhibit 1

Deloitte & Touche LLP
3 Second Street Suite 301
Harborside Plaza 10
Jersey City, NJ 07302
USA

Tel: +1 212 937 8202
www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc. 30 Hudson Yards New York, New York 10001

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a commercial mortgage loan in connection with the proposed offering of certain classes of INTL Commercial Mortgage Trust 2025-PLAZA, Commercial Mortgage Pass-Through Certificates, Series 2025-PLAZA. Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, JPMorgan Chase Bank, National Association and J.P. Morgan Securities LLC (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 1, 2025, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From September 23, 2025 through October 1, 2025, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

Member of
Deloitte Touche Tohmatsu Limited

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Mortgage Loan Seller Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

October 2, 2025

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (collectively, the “Source Documents”):

Draft loan agreement, draft promissory note and draft amended and restated leasehold mortgage, assignment of leases and rents, security agreement and fixture filing (collectively, the “Loan Agreement”);

Draft guaranty agreement (the “Guaranty”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I Environmental Site Assessment (the “Phase I”);

Ground lease review report (the "Ground Lease Review”);

Certificate administrator schedule of fees (the “Certificate Administrator Bid Proposal”);

Operating advisor bid proposal (the “Operating Advisor Bid Proposal”);

Servicer response to request for proposal (the “Servicer Bid Proposal”);

Underwritten rent roll (the “Rent Roll”); and

The underwritten financial summaries (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	None - Mortgage Loan Seller Provided
2	Mortgage Loan Originators	Loan Agreement
3	Mortgage Loan Sellers	None - Mortgage Loan Seller Provided
4	Property Name	Identification purposes only - not applicable
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	County	Appraisal Report
10	Year Built	Engineering Report
11	Year Renovated	Engineering Report
12	General Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	No. of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Occupancy	Rent Roll
17	Occupancy % Source Date	Rent Roll
18	Loan Purpose (Acquisition, Refinance)	None - Mortgage Loan Seller Provided
19	Borrower Name	Loan Agreement
20	Borrower Sponsor	Loan Agreement
21	Non-Recourse Carveout Guarantor	Guaranty
22	Property Manager	Loan Agreement
23	Note Date	Loan Agreement
24	First Payment Date	Loan Agreement
25	Maturity Date or Anticipated Repayment Date	Loan Agreement
26	Mortgage Loan Coupon	None - Mortgage Loan Seller Provided
27	Monthly Debt Service ($)	Refer to calculation procedures
28	Certificate Administrator Fee Rate	Certificate Administrator Bid Proposal
29	Operating Advisor Fee Rate	Operating Advisor Bid Proposal
30	Servicing Fee Rate	Servicer Bid Proposal
31	CREFC® License Fee Rate	None - Mortgage Loan Seller Provided
32	Rate Type	Loan Agreement
33	Interest Accrual Basis	Loan Agreement
34	Trust Notes Original Principal Balance	None - Mortgage Loan Seller Provided
35	Trust Notes Cut-Off Date Balance	Refer to calculation procedures
36	Trust Notes Balloon Payment	Refer to calculation procedures
37	Pari Passu Debt (Y/N)	Loan Agreement
38	Whole Loan Original Principal Balance ($)	Loan Agreement

	Characteristic	Source Document
39	Whole Loan Cut-Off Date Balance ($)	Refer to calculation procedures
40	Trust A Notes Original Principal Balance ($)	None - Mortgage Loan Seller Provided
41	Trust A Notes Cut-Off Date Balance ($)	Refer to calculation procedures
42	Junior Notes Original Balance ($)	None - Mortgage Loan Seller Provided
43	Junior Notes Cut-off Date Balance ($)	Refer to calculation procedures
44	Companion Notes Original Balance ($)	Refer to calculation procedures
45	Companion Notes Cut-off Date Balance ($)	Refer to calculation procedures
46	Companion Notes Description	None - Mortgage Loan Seller Provided
47	Prepayment Restriction Code	Loan Agreement
48	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
49	Partial Release and/or Prepayment Description	Loan Agreement
50	Amortization Term (Original)	Loan Agreement
51	Amortization Term (Remaining)	Not Applicable
52	Loan Term (Original)	Refer to calculation procedures
53	Loan Term (Remaining)	Refer to calculation procedures
54	Extension Options Description	Loan Agreement
55	IO Period	Loan Agreement
56	Seasoning	Refer to calculation procedures
57	Loan Amortization Type	Loan Agreement
58	Appraisal Firm	Appraisal Report
59	As-Is Appraisal Valuation Date	Appraisal Report
60	As-Is Appraised Value ($)	Appraisal Report
61	As-Stabilized Appraised Value ($)	Appraisal Report
62	As-Is LTV Ratio	Refer to calculation procedures
63	As-Stabilized LTV Ratio	Not Applicable
64	UW NCF DSCR	Refer to calculation procedures
65	Underwritten NOI Debt Yield	Refer to calculation procedures
66	Underwritten NCF Debt Yield	Refer to calculation procedures
67	Underwritten Effective Gross Income ($)	Underwritten Financial Summary Report
68	Underwritten Expenses ($)	Underwritten Financial Summary Report
69	Underwritten Net Operating Income ($)	Underwritten Financial Summary Report
70	Underwritten Net Cash Flow ($)	Underwritten Financial Summary Report
71	TTM July 2025 Effective Gross Income ($)	Underwritten Financial Summary Report
72	TTM July 2025 Expenses ($)	Underwritten Financial Summary Report
73	TTM July 2025 Net Operating Income ($)	Underwritten Financial Summary Report
74	TTM July 2025 Net Cash Flow ($)	Underwritten Financial Summary Report
75	2024 Effective Gross Income ($)	Underwritten Financial Summary Report
76	2024 Expenses ($)	Underwritten Financial Summary Report

	Characteristic	Source Document
77	2024 Net Operating Income ($)	Underwritten Financial Summary Report
78	2024 Net Cash Flow ($)	Underwritten Financial Summary Report
79	2023 Effective Gross Income ($)	Underwritten Financial Summary Report
80	2023 Expenses ($)	Underwritten Financial Summary Report
81	2023 Net Operating Income ($)	Underwritten Financial Summary Report
82	2023 Net Cash Flow ($)	Underwritten Financial Summary Report
83	Lien Position	None - Mortgage Loan Seller Provided
84	Title Vesting (Fee/Leasehold/Both)	None - Mortgage Loan Seller Provided
85	Ground Lease Initial Expiration Date	Ground Lease Review
86	Type of Lockbox	Loan Agreement
87	Cash Management Trigger Event Description	Loan Agreement
88	Tax Escrow (Initial)	Loan Agreement
89	Tax Escrow (Monthly)	Loan Agreement
90	Springing Tax Escrow Description	Loan Agreement
91	Insurance Escrow (Initial)	Loan Agreement
92	Insurance Escrow (Monthly)	Loan Agreement
93	Springing Insurance Escrow Description	Loan Agreement
94	Replacement Reserve (Initial)	Loan Agreement
95	Replacement Reserve (Monthly)	Loan Agreement
96	Replacement Reserve Description	Loan Agreement
97	TI/LC Reserve (Initial)	Loan Agreement
98	TI/LC Reserve (Monthly)	Loan Agreement
99	Springing TI/LC Reserve Description	Loan Agreement
100	Other Escrow I Reserve Description	Loan Agreement
101	Other Escrow I (Initial) ($)	Loan Agreement
102	Other Escrow I (Monthly)	Loan Agreement
103	Springing Other Escrow I Reserve Description	Loan Agreement
104	Other Escrow II Reserve Description	Loan Agreement
105	Other Escrow II (Initial) ($)	Loan Agreement
106	Other Escrow II (Monthly)	Loan Agreement
107	Springing Other Escrow II Reserve Description	Loan Agreement
108	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
109	Environmental Phase I Report Firm	Phase I
110	Environmental Phase I Report Date	Phase I
111	Phase II Performed	Phase I
112	Engineering Report Date	Engineering Report
113	Engineering Report Firm	Engineering Report
114	Seismic Report Firm	Not Applicable

	Characteristic	Source Document
115	Seismic Report Date	Not Applicable
116	Largest Tenant Name	Rent Roll
117	Largest Tenant SqFt	Rent Roll
118	Largest Tenant Exp. Date	Rent Roll
119	2nd Largest Tenant Name	Rent Roll
120	2nd Largest Tenant SqFt	Rent Roll
121	2nd Largest Tenant Exp. Date	Rent Roll
122	3rd Largest Tenant Name	Rent Roll
123	3rd Largest Tenant SqFt	Rent Roll
124	3rd Largest Tenant Exp. Date	Rent Roll

Calculation Procedures

With respect to Characteristic 27, we recomputed the Monthly Debt Service ($) by dividing (i) the product of (a) the Trust Notes Cut-Off Date Balance, (b) the Mortgage Loan Coupon and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 35, we recomputed the Trust Notes Cut-Off Date Balance as being equal to the Trust Notes Original Principal Balance.

With respect to Characteristic 36, we recomputed the Trust Notes Balloon Payment as being equal to the Trust Notes Original Principal Balance.

With respect to Characteristic 39, we recomputed the Whole Loan Cut-Off Date Balance ($) as being equal to the Whole Loan Original Principal Balance ($).

With respect to Characteristic 41, we recomputed the Trust A Notes Cut-Off Date Balance ($) as being equal to the Trust A Notes Original Principal Balance ($).

With respect to Characteristic 43, we recomputed the Junior Notes Cut-Off Date Balance ($) as being equal to the Junior Notes Original Balance ($).

With respect to Characteristic 44, we recomputed the Companion Notes Original Balance ($) by subtracting the (i) Trust Notes Original Principal Balance from (ii) Whole Loan Original Principal Balance ($).

With respect to Characteristic 45, we recomputed the Companion Notes Cut-Off Date Balance ($) as being equal to the Companion Notes Original Balance ($).

With respect to Characteristic 52, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 53, we recomputed the Loan Term (Remaining) by subtracting the (i) Seasoning from (ii) Loan Term (Original).

With respect to Characteristic 56, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of October 1, 2025 (the “Cut-off Date”) as stipulated by representatives of the Company.

With respect to Characteristic 62, we recomputed the As-Is LTV Ratio by dividing the (i) Whole Loan Cut-Off Date Balance ($) by (ii) As-Is Appraised Value ($).

With respect to Characteristic 64, we recomputed the UW NCF DSCR by dividing the (i) Underwritten Net Cash Flow ($) by (ii) product of (a) the Whole Loan Cut-Off Date Balance ($), (b) the Mortgage Loan Coupon and (c) a fraction equal to 365/360.

With respect to Characteristic 65, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten Net Operating Income ($) by (ii) Whole Loan Cut-Off Date Balance ($).

With respect to Characteristic 66, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten Net Cash Flow ($) by (ii) Whole Loan Cut-Off Date Balance ($).